Organization and Description of Business (Details) ¥ in Millions	1 Months Ended			6 Months Ended
	Aug. 30, 2021 shares	Jan. 29, 2021 USD ($) shares	Apr. 22, 2020 USD ($) shares	Jan. 31, 2022 USD ($)	Jul. 31, 2021 USD ($)	Feb. 16, 2021	Nov. 03, 2015 USD ($)	Nov. 03, 2015 CNY (¥)
Organization and Description of Business (Details) [Line Items]
Reverse stock split (in Shares) | shares	1,988,000
Principal and accrued interest due date		Jan. 14, 2023
Assets				$ 3,800,000	$ 4,800,000
Withdrew the investment				1,000,000
Paid to investment gain				$ 107,845
ATIF HK [Member]
Organization and Description of Business (Details) [Line Items]
Equity interest held, percentage				100.00%
Asia Era Fund [Member]
Organization and Description of Business (Details) [Line Items]
Equity interest held, percentage				100.00%
LGC [Member]
Organization and Description of Business (Details) [Line Items]
Cash consideration			$ 1,850,000
Number of shares issued (in Shares) | shares		5,555,548
Ordinary shares, reverse stock split (in Shares) | shares	1,111,110
Payment of principal amount		$ 2,300,000
Interest rate		10.00%
Amount of unpaid principal amount		$ 2,300,000
Qianhai [Member]
Organization and Description of Business (Details) [Line Items]
Registered Capital							$ 750,000	¥ 5
Business Combination [Member] | ATIF HK [Member]
Organization and Description of Business (Details) [Line Items]
Equity interest held, percentage			51.20%
Business Combination [Member] | LGC [Member]
Organization and Description of Business (Details) [Line Items]
Equity interest held, percentage		51.20%	51.20%
Total consideration			$ 22,920,000
Shares issued as consideration (in Shares) | shares			9,940,002
Fair value of stock issued			$ 21,070,000.00
Equity interest				51.20%
ATIF-1, LP [Member]
Organization and Description of Business (Details) [Line Items]
Equity interest						39.47%